1083321

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL
OMB Number: 3235-0076
Expir[redacted]
Estin
hour

07045535

DATE RECEIVED

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
KLONDIKE STAR MINERAL CORPORATION

Address of Executive Offices (Number and Street, City, State, Zip Code)
1031 – 10 Mile Road, Whitehorse, Yukon, Canada Y1A 7A2

Telephone Number (Including Area Code)
(206) 647-3170

Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)

Telephone Number (Including Area Code)

Brief Description of Business
Klondike Star Mineral Corporation is a prospecting and mineral exploration company conducting business in Yukon Territories.

Type of Business Organization

[X] corporation
[ ] limited partnership, already formed
[ ] other (please specify):
[ ] business trust
[ ] limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	[03]	[1999]	[X] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [DE]

GENERAL INSTRUCTIONS

mm

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Hans Boge**

Business or Residence Address (Number and Street, City, State, Zip Code)
1031 – 10 Mile Road, Whitehorse, Yukon, Canada Y1A 7A2

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Don Flinn**

Business or Residence Address (Number and Street, City, State, Zip Code)
1031 – 10 Mile Road, Whitehorse, Yukon, Canada Y1A 7A2

Check Box(es) that Apply: [ ] Promoter [] Beneficial Owner [ ] Executive Officer [X} Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Sergei Doodchenko, P. Eng.**

Business or Residence Address (Number and Street, City, State, Zip Code)
1031 – 10 Mile Road, Whitehorse, Yukon, Canada Y1A 7A2

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Albert Khelfa**

Business or Residence Address (Number and Street, City, State, Zip Code)
1031 – 10 Mile Road, Whitehorse, Yukon, Canada Y1A 7A2

Check Box(es) that Apply: [ ] Promoter [] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **PanAmerica Capital Group, Inc.**

Business or Residence Address (Number and Street, City, State, Zip Code)
PO Box 832-2522 WTC, Panama

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Tuthill Network Assets, Inc.**

Business or Residence Address (Number and Street, City, State, Zip Code)
PO Box 0816-02884, Salduba Building, 3rd Floor, Panama

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Lantz Financial, Inc.**

Business or Residence Address (Number and Street, City, State, Zip Code)
PO Box 0816-02884, Salduba Building, 3rd Floor, Panama

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Ceylon Enterprises Incorporated**

Business or Residence Address (Number and Street, City, State, Zip Code)
PO Box 0816-02884, Salduba Building, 3rd Floor, Panama

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Kluane Basic Industries, Ltd.**

Business or Residence Address (Number and Street, City, State, Zip Code)
6125 Gleneagles Drive, West Vancouver, B.C. V7W 1W1

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Swisspulse Corporate Investment AG**

Business or Residence Address (Number and Street, City, State, Zip Code)
Basel, CH-270

Check Box(es) that Apply:	[ ] Promoter	[X] Beneficial Owner	[ ] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Top-Gold AG MVK**

Business or Residence Address (Number and Street, City, State, Zip Code)
Herrengasse 2, Vaduz, Liechtenstein 9490

Check Box(es) that Apply:	[ ] Promoter	[X] Beneficial Owner	[ ] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Rene Hussey**

Business or Residence Address (Number and Street, City, State, Zip Code)
POB 47, FL - 9493

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes [ ] No [X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... $25,000

3. Does the offering permit joint ownership of a single unit?.. Yes [X] No [ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual) Intouch Group

Business or Residence Address (Number and Street, City, State, Zip Code)
Sheikha Sana Mana Al Maktoum, Sh. Zahed Road, Office M-2, Dubai

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT] (X)	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC] (X)	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI] (X)	[WY]	[PR]

Full Name (Last name first, if individual) Spree Trading

Business or Residence Address (Number and Street, City, State, Zip Code)
PO Box 73503 Dubai UAE

Name of Associated Broker or Dealer Rabie and Jafaar Shawa

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ....Out of Country [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual) Jamal Al Sarabi

Business or Residence Address (Number and Street, City, State, Zip Code)
PO Box 36588 Dubai, UAE

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual) Multitrade

Business or Residence Address (Number and Street, City, State, Zip Code)
Lavadina 145B FL 9497 Treisenberg

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual) Lingard Consulting Services SA

Business or Residence Address (Number and Street, City, State, Zip Code)
PO Box Road Town, Tortla Briish Virgin Island

Name of Associated Broker or Dealer "Phillipe" / Phillipe Wagner

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	~~[CT]~~	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	~~[SC]~~	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	~~[WI]~~	[WY]	[PR]

Full Name (Last name first, if individual) Rashad Shawa

Business or Residence Address (Number and Street, City, State, Zip Code)
Qurtaba, Block 1, Street 1, House 1, Kuwait City, Kuwait

Name of Associated Broker or Dealer "Rashad" / "R. Shawa"

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	~~[CT]~~	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	~~[SC]~~	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	~~[WI]~~	[WY]	[PR]

Full Name (Last name first, if individual) Renato Schaeppi

Business or Residence Address (Number and Street, City, State, Zip Code)
Pfannenstilstrass 14, 8835 Feusisberg, Switzerland

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	~~[CT]~~	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	~~[SC]~~	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	~~[WI]~~	[WY]	[PR]

Full Name (Last name first, if individual) Swiss International Financial Brokerage Co.

Business or Residence Address (Number and Street, City, State, Zip Code)
PO Box 545, Safat 13006 Kuwait

Name of Associated Broker or Dealer A. Shibley/H. Tannous/Swiss International

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 7,000,000	$ 6,110,451
[X] Common [ ] Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other (Specify ________).	$ 0	$ 0
Total	$ 7,000,000	$ 6,110,451

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	33	$ 6,110,451
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ] $	
Printing and Engraving Costs	[ ] $	
Legal Fees	[X] $	1,000
Accounting Fees	[ ] $	
Engineering Fees	[ ] $	
Sales Commissions (specify finders' fees separately)	[ ] $	688,215
Other Expenses (identify) ____________________	[ ] $	
Total	[ ] $	687,215

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $5,423,236

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ] $	[ ] $
Purchase of real estate	[ ] $_______	[ ] $_______
Purchase, rental or leasing and installation of machinery and equipment	[ ] $_______	[ ] $
Construction or leasing of plant buildings and facilities	[ ] $_______	[ ] $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $_______	[ ] $_______
Repayment of indebtedness	[ ] $_______	[ ] $_______
Working capital	[ ] $_______	[ ] $ 5,423,236
Other (specify): ____Mineral Exploration____________	[ ] $_______	[ ] $
________________________	[ ] $_______	[ ] $_______
Column Totals	[ ] $	[ ] $ 5,423,236
Total Payments Listed (column totals added)	[ ] $ 5,423,236	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Klondike Star Mineral Corp.	[signature]	01/25/2007
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Donald W. Flinn	Vice President, Operations	

ATTENTION
***Intentional* misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)**

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule?

Yes No
[ ] [ ]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Klondike Star Mineral Corp.	[signature]	01/25/2007
Name of Signer (Print or Type)	**Title (Print or Type)**	
Donald W Flinn	Vice President, Operations	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT		X	Common $57,750	1	57,750				
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									

KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC		X	Common - $27,500	1	$27,500				
SD									
TN									

TX									
UT									
VT									
VA									
WA									
WV									
WI		X	Common - $27,500	1	$27,500				
WY									
PR									
Outside US		X	Common - $6,110,451	30	$6,110,451				

END